Short-Term Investments	9 Months Ended
Sep. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments

Note 11. Short-Term Investments

The Company classifies its short-term investments as available-for-sale. Short-term investments comprise highly liquid investments with minimum “A” rated securities and as of September 30, 2018 consist of U.S. Treasury and agency bonds and corporate entity commercial paper and securities with maturities of more than three months but less than one year at the date of purchase. Short-term investments as of September 30, 2018 have an average maturity of 0.58 years. The investments are reported at fair value with unrealized gains or losses recorded in accumulated other comprehensive loss in the condensed balance sheets. Any differences between the cost and fair value of investments are represented by unrealized gains or losses. Refer to Note 10, “Fair Value Measurements,” of the notes to unaudited condensed financial statements for information related to the fair value measurements and valuation methods utilized.

The following table represents the Company’s available for sale short-term investments by major security type as of September 30, 2018:

(in thousands)	AMORTIZED COST	GROSS UNREALIZED LOSSES	TOTAL FAIR VALUE
Short-term investments:
Agency securities	$10,938	$(10)	$10,928
Corporate securities	12,166	(10)	12,156
U.S. government securities	32,250	(38)	32,212

Total short-term investments	$55,354	$(58)	$55,296

There were no investments in short-term securities as of December 31, 2017.

We review our available-for-sale investments for other-than-temporary impairment loss quarterly. We consider factors such as the duration, severity and the reason for the decline in value, the potential recovery period and our intent to sell. For debt securities, we also consider whether (i) it is more likely than not that we will be required to sell the debt securities before recovery of their amortized cost basis and (ii) the amortized cost basis cannot be recovered as a result of credit losses. During the quarter ended September 30, 2018, we did not recognize any other-than-temporary impairment losses. All marketable securities with unrealized losses have been in a loss position for less than twelve months.